Unaudited Condensed Consolidated Statements of Shareholders' Equity (Parenthetical) $ in Millions	Jun. 30, 2022 £ / shares	Jun. 30, 2021 £ / shares
Statement of Stockholders' Equity [Abstract]
Subdivision of nominal shares and reduction in deferred share capital	£ 0.001	£ 0.001